VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—95.5%
Agency—95.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K058, A1 2.340%, 7/25/26	$3,162	$3,131
K537, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.875%, 1/25/30(1)	4,250	4,247
K542, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.885%, 1/25/30(1)	4,999	4,999
K546, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.885%, 3/25/30(1)	4,000	4,000
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 4.915%, 8/25/29(1)	9,998	9,992
KIR1, A1 2.446%, 3/25/26	757	752
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 4.955%, 1/25/31(1)	6,983	7,002
KW07, A1 3.600%, 7/25/28	104	103
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.787%, 11/15/34(1)	3,810	3,779
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 4.837%, 3/15/41(1)	2,387	2,371
4248, FT (SOFR30A + 0.614%, Cap 6.500%, Floor 0.500%) 4.987%, 9/15/43(1)	8,058	7,977
4717, GA 3.000%, 3/15/44	24	24
4794, WF (SOFR30A + 0.464%) 4.810%, 3/15/43(1)	4,262	4,198
4838, VA 4.000%, 3/15/36	640	639
4863, JF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.887%, 7/15/38(1)	5,611	5,563
4942, FB (SOFR30A + 0.614%, Cap 6.000%, Floor 0.500%) 4.987%, 4/15/40(1)	5,319	5,266
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 4.806%, 8/25/52(1)	6,264	6,195
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.583%, Cap 10.114%, Floor 1.583%) 6.491%, 5/1/37(1)	1,272	1,313
Pool #1Q1420 (RFUCCT1Y + 1.759%, Cap 10.574%, Floor 1.759%) 6.623%, 9/1/39(1)	898	921
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.997%, Floor 1.640%) 6.571%, 2/1/47(1)	1,390	1,439
Pool #840337 (RFUCCT1Y + 1.576%, Cap 7.657%, Floor 1.576%) 6.347%, 7/1/46(1)	606	623
	Par Value	Value
Agency—continued
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.072%, Cap 7.733%, Floor 2.072%) 6.271%, 7/1/47(1)	$1,290	$1,323
Pool #841083 (RFUCCT1Y + 1.645%, Cap 7.829%, Floor 1.645%) 6.522%, 5/1/49(1)	3,853	3,972
Pool #841345 (RFUCCT1Y + 1.627%, Cap 7.714%, Floor 1.627%) 6.483%, 1/1/47(1)	1,208	1,245
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.572%, Floor 1.750%) 6.715%, 5/1/35(1)	3,067	3,171
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.100%, Floor 1.789%) 6.695%, 5/1/34(1)	1,741	1,799
Pool #848747 (RFUCCT1Y + 1.861%, Cap 9.970%, Floor 1.861%) 6.746%, 7/1/36(1)	1,674	1,732
Pool #848796 (RFUCCT1Y + 1.798%, Cap 9.813%, Floor 1.798%) 6.686%, 5/1/37(1)	3,104	3,217
Pool #E09000 3.000%, 6/1/27	206	204
Pool #G15863 3.000%, 7/1/31	636	621
Pool #G18622 2.500%, 12/1/31	316	305
Pool #J13437 3.500%, 11/1/25	33	33
Pool #J20464 2.500%, 9/1/27	244	241
Pool #J36146 2.500%, 1/1/27	136	135
Pool #SB1351 5.000%, 11/1/39	5,936	6,011
Pool #WV0056 (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.884%, 10/1/32(1)	7,500	7,458
Pool #ZS8563 3.000%, 4/1/30	666	653
Federal National Mortgage Association
(SOFR + 0.260%) 4.390%, 11/5/27(1)	5,000	5,012
2016-M5, A2 2.469%, 4/25/26	4,196	4,156
2016-M8, FA (SOFR30A + 0.614%, Cap N/A, Floor 0.500%) 4.977%, 7/25/26(1)	1,041	1,041
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.628%, Floor 2.375%) 6.351%, 9/1/37(1)	557	551
Pool #AD0064 (RFUCCT6M + 1.548%, Cap 10.940%, Floor 1.548%) 6.167%, 1/1/35(1)	626	642
Pool #AE0544 (RFUCCT1Y + 1.748%, Cap 8.132%, Floor 1.748%) 6.839%, 11/1/40(1)	1,254	1,296
Pool #AJ6967 3.000%, 11/1/26	112	111
Pool #AL0270 (RFUCCT1Y + 1.676%, Cap 10.513%, Floor 1.676%) 6.533%, 8/1/38(1)	352	359
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.273%, Floor 1.819%) 6.660%, 6/1/41(1)	$771	$801
Pool #AL0960 (RFUCCT1Y + 1.683%, Cap 9.722%, Floor 1.683%) 6.458%, 7/1/37(1)	1,779	1,834
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.453%, Floor 1.752%) 6.667%, 6/1/42(1)	244	253
Pool #AL2202 (RFUCCT1Y + 1.688%, Cap 9.408%, Floor 1.688%) 6.556%, 6/1/36(1)	697	720
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.411%, 9/1/37(1)	645	653
Pool #AL3765 3.000%, 3/1/28	283	280
Pool #AL3794 3.000%, 6/1/28	568	562
Pool #AL3803 3.000%, 6/1/28	542	537
Pool #AL6227 2.500%, 12/1/29	150	147
Pool #AL6516 (RFUCCT1Y + 1.751%, Cap 8.705%, Floor 1.751%) 6.605%, 4/1/40(1)	1,292	1,337
Pool #AL7477 (RFUCCT1Y + 1.798%, Cap 8.608%, Floor 1.798%) 6.668%, 12/1/40(1)	968	1,001
Pool #AL7812 (RFUCCT1Y + 1.730%, Cap 8.376%, Floor 1.730%) 6.589%, 11/1/40(1)	2,169	2,245
Pool #AL8796 (RFUCCT1Y + 1.836%, Cap 8.448%, Floor 1.836%) 6.780%, 9/1/41(1)	2,478	2,576
Pool #AL8827 3.000%, 2/1/29	145	143
Pool #AL8872 (RFUCCT1Y + 1.802%, Cap 8.311%, Floor 1.802%) 6.757%, 7/1/42(1)	3,089	3,193
Pool #AL9996 3.000%, 4/1/32	384	375
Pool #AO3261 3.000%, 10/1/27	959	949
Pool #AP2717 2.500%, 10/1/27	233	229
Pool #AT2769 2.000%, 5/1/28	140	136
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 8.028%, Floor 1.620%) 6.279%, 7/1/47(1)	666	687
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 5.229%, 4/1/30(1)	9,911	9,924
Pool #BM1022 2.500%, 1/1/27	186	184
Pool #BM1805 (RFUCCT1Y + 1.603%, Cap 7.823%, Floor 1.603%) 6.756%, 9/1/47(1)	1,610	1,669
Pool #BM3981 (RFUCCT1Y + 1.750%, Cap 8.463%, Floor 1.750%) 6.499%, 2/1/42(1)	436	452
	Par Value	Value
Agency—continued
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.536%, Floor 1.595%) 6.590%, 10/1/48(1)	$1,891	$1,950
Pool #BM4557 (RFUCCT1Y + 1.768%, Cap 7.904%, Floor 1.768%) 6.767%, 5/1/45(1)	1,478	1,534
Pool #BM6134 (RFUCCT1Y + 1.585%, Cap 7.489%, Floor 1.585%) 6.556%, 9/1/47(1)	4,987	5,182
Pool #BM7024 (RFUCCT1Y + 1.705%, Cap 8.717%, Floor 1.705%) 6.595%, 6/1/49(1)	378	389
Pool #BM7025 (RFUCCT1Y + 1.691%, Cap 8.888%, Floor 1.691%) 6.623%, 5/1/42(1)	4,516	4,675
Pool #BM7473 (SOFR30A + 2.244%, Cap 10.753%, Floor 2.244%) 5.752%, 3/1/54(1)	6,048	6,157
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.851%, Floor 2.120%) 3.851%, 10/1/52(1)	6,074	6,047
Pool #CA1310 3.000%, 10/1/27	290	287
Pool #CB8382 (SOFR30A + 2.330%, Cap 10.074%, Floor 2.330%) 5.099%, 4/1/54(1)	10,455	10,585
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.468%, Floor 2.340%) 5.468%, 4/1/54(1)	1,838	1,861
Pool #DD4389 (SOFR30A + 2.300%, Cap 10.509%, Floor 2.300%) 5.509%, 4/1/55(1)	4,236	4,280
Pool #FM6371 4.500%, 1/1/27	16	16
Pool #FS1845 3.500%, 12/1/29	379	375
Pool #FS7243 3.000%, 11/1/31	685	672
Pool #FS9546 4.000%, 1/1/36	2,611	2,613
Pool #MA2589 3.000%, 4/1/26	36	36
Pool #MA2899 2.500%, 2/1/27	160	158
Pool #MA2924 2.500%, 3/1/27	161	159
Pool #MA3220 2.500%, 12/1/27	359	353
Pool #MA3221 3.000%, 12/1/27	379	375
Pool #MA3395 3.500%, 6/1/28	298	296
Pool #MA4172 1.500%, 11/1/30	351	333
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 4.971%, 7/25/35(1)	5,953	5,934
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.771%, 3/25/35(1)	2,491	2,469
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 4.891%, 5/25/35(1)	$4,387	$4,373
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 5.371%, 9/25/39(1)	3,014	3,036
2010-107, PF (SOFR30A + 0.484%, Cap 7.000%, Floor 0.370%) 4.841%, 6/25/40(1)	3,892	3,875
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 4.871%, 1/25/32(1)	2,841	2,828
2012-102, BG 1.600%, 9/25/27	198	194
2013-125, CA 3.000%, 5/25/32	43	43
2013-129, KB 3.000%, 1/25/29	416	412
2015-96, EA 3.000%, 12/25/26	262	260
2016-36, BA 3.500%, 3/25/43	149	148
2016-48, UF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.871%, 8/25/46(1)	3,816	3,788
2016-65, F (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.871%, 9/25/46(1)	4,182	4,142
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.871%, 5/25/39(1)	10,803	10,694
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.871%, 5/25/33(1)	2,918	2,899
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 4.921%, 10/25/35(1)	3,026	3,009
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.871%, 4/25/49(1)	5,812	5,752
2021-97, B 3.000%, 5/25/33	460	456
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.169%, 1/25/36(1)	4,636	4,614
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.169%, 4/25/38(1)	5,996	5,971
2018-SB51, A7H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.162%, 4/25/38(1)	893	889
2019-SB66, A7H 2.390%, 6/25/39(1)	1,175	1,152
2020-SB76, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.086%, 4/25/40(1)	6,915	6,876
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.011%, 10/16/39(1)	2,817	2,824
	Par Value	Value
Agency—continued
2010-159, D 4.558%, 9/16/44(1)	$893	$888
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.000%, 2/20/40(1)	10,327	10,369
2017-134, VD 3.000%, 4/20/38	865	828
2019-11, FD (1 month Term SOFR + 0.494%, Cap N/A, Floor 0.380%) 4.775%, 8/20/45(1)	5,503	5,444
Pool #783018 5.200%, 10/15/29	234	237
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.508%, Floor 1.500%) 5.193%, 8/20/49(1)	3,281	3,334
Pool #787870 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 1/20/55(1)	9,410	9,384
Pool #787907 (U.S. Treasury Yield Curve CMT 1 year + 1.502%, Cap 7.646%, Floor 1.502%) 5.078%, 8/20/49(1)	10,341	10,542
Pool #787937 (U.S. Treasury Yield Curve CMT 1 year + 1.658%, Cap 9.733%, Floor 1.658%) 4.733%, 4/20/55(1)	8,226	8,253
Pool #DG4178 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 2/20/55(1)	3,721	3,746
Pool #DI5711 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 3/20/55(1)	1,234	1,244
Pool #MA9679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 5/20/54(1)	3,404	3,399
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,865	4,929
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	1,155	1,170
Pool #MB0158 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 1/20/55(1)	6,497	6,539
Small Business Administration
Pool #510254 (PRIME minus 2.600%) 4.900%, 5/25/28(1)	892	889
Pool #510256 (PRIME minus 2.600%) 4.900%, 12/25/28(1)	1,505	1,500
Pool #510273 (PRIME minus 2.500%) 5.000%, 11/25/28(1)	1,017	1,016
Pool #530241 (PRIME minus 2.500%) 5.000%, 10/25/32(1)	2,325	2,300
Pool #530251 (PRIME minus 2.375%) 5.125%, 4/25/32(1)	4,109	4,066
Pool #530835 (PRIME minus 2.600%) 4.900%, 5/25/35(1)	10,980	10,910
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #530885 (PRIME minus 2.550%) 4.950%, 7/25/35(1)	$5,821	$5,794
Total Mortgage-Backed Securities (Identified Cost $370,862)		372,461

Total Long-Term Investments—95.5% (Identified Cost $370,862)		372,461

Short-Term Investments—3.1%
U.S. Government Securities—3.1%
U.S. Treasury Bills
0.000%, 10/21/25(2)	5,000	4,989
0.000%, 11/25/25(2)	7,000	6,957
Total Short-Term Investments (Identified Cost $11,946)		11,946

TOTAL INVESTMENTS—98.6% (Identified Cost $382,808)		$384,407
Other assets and liabilities, net—1.4%		5,511
NET ASSETS—100.0%		$389,918

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$11,946	$11,946
Mortgage-Backed Securities	372,461	372,461
Total Investments	$384,407	$384,407
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.